Related parties	12 Months Ended
Dec. 31, 2025
Related parties
Related parties
8. Related parties

a. Related parties

Balances and transactions between the Company and its subsidiaries have been eliminated in consolidation and are not disclosed in this Note. The balances and transactions between the Company and its subsidiaries with other related parties are highlighted below:

	Assets		Liabilities		Operating result - Sales/(Purchases)
	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2023
Transactions with subsidiaries and joint ventures
Transactions with joint ventures
Refinaria de Petróleo Riograndense S.A.	2	‐	11,156	9,846	(726,418)	(457,885)	(510,510)
Latitude Logística Portuária S.A.	4,620	10,862	49	‐	‐	‐	-
Navegantes Logística Portuária S.A.	90,850	29,406	‐	‐	‐	‐	-
Hidrovias do Brasil S.A.	‐	416	‐	‐	‐	‐	-
Obrinel S.A.	1,618	‐	‐	‐	‐	‐	-
Others	11,349	7,943	3,968	2,875	419	851	571
Transactions with other related parties
Chevron Oronite Brasil Ltda. (1)	2,847	‐	34,460	13,434	(241,586)	(195,925)	(175,053)
Chevron Products Company (1)	‐	‐	188,578	159,432	(638,568)	(745,812)	(370,137)
Others	3,218	8,760	1,726	1,449	(228)	(3,718)	(13,157)
Total	114,504	57,387	239,937	187,036	(1,606,381)	(1,402,489)	(1,068,286)
Trade receivables (Note 5)	9,288	8,662	‐	‐	‐	‐	-
Other receivables	20	416	‐	‐	‐	‐	-
Trade payables (Note 16)	‐	‐	237,062	183,520	‐	‐	-
Related parties	105,196	48,309	2,875	3,516	‐	‐	-
Sales and services provided	‐	‐	‐	‐	49,972	21,125	14,779
Purchases	‐	‐	‐	‐	(1,656,353)	(1,423,614)	(1,083,065)

(1)	Non-controlling shareholders and other related parties of Iconic.

Purchase and sale transactions relate substantially to the purchase of raw materials, feedstock, transportation, and storage services based on prices and terms negotiated between the parties, with customers and suppliers with comparable operational performance.

b. Key executives

The Ultrapar’s compensation policy and practices are designed to align short and long-term interests with shareholders and the Company’s sustainability. The short and long-term variable compensation is linked to growth goals in results and generated economic value, aligned with shareholders’ interests. Variable compensation also directs the professionals’ focus to the strategic plan approved by the Board of Directors, and is linked to annual growth goals in financial results and priority matters for the Company.

The expenses for compensation of its key executives (Company’s directors and executive officers) are shown below:

	12/31/2025	12/31/2024	12/31/2023
Short-term compensation	41,181	51,814	54,396
Stock compensation	74,349	62,952	35,165
Post-employment benefits	3,592	4,767	4,206
Termination benefits	-	-	1,007
Total	119,122	119,533	94,774

c. Stock plan

  2017 Plan

On April 19, 2017, the Ordinary and Extraordinary General Shareholders’ Meeting (“OEGM”) approved a share-based incentive plan (“2017 Plan”), which establishes the general terms and conditions for granting common shares issued by the Company and held in treasury, that may or may not involve the granting of usufruct of part of these shares for later transfer of the ownership of the shares, with vesting periods determined in each Program, to directors or employees of the Company or its subsidiaries.

As a result of the Plan approved in 2017, common shares representing at most 1% of the Company's share capital could be delivered to the participants, which corresponded, at the date of approval of this Plan, to 11,128,102 common shares.

At the OEGM held on April 19, 2023, the 2017 Plan was amended, permitting that, if the participant becomes a member of the Company's Board of Directors, thus ceasing to hold any other executive position, the right to receive ownership of the shares will be preserved, maintaining the conditions and other requirements established in the applicable programs and in each agreement.

  2023 Plan

The share-based incentive plan ("2023 Plan") establishes the general terms and conditions for the Company or its subsidiaries to grant common shares issued by them and held in treasury, to the Management, including the members of Ultrapar's Board of Directors, or employees of the Company or of companies under its direct or indirect control, that may involve the granting of usufruct for later transfer of the ownership of the shares, subject to the terms and conditions set forth in the 2023 Plan. In the case of members of the Board of Directors, the grants will be mandatorily linked to the remuneration approved by the shareholders at the Ordinary General Shareholders’ Meeting.

As a result of the 2023 Plan, common shares representing at most 5% of the Company's share capital may be delivered to the participants, which corresponded, at the date of approval of said Plan, to 55,760,215 common shares. Annually, a maximum of 1% of this limit may be used.

  2025 Plan - Hidrovias

On June 23, 2025, Hidrovias’ Board of Directors approved the 2025 Plan, a long-term restricted share-based incentive plan to Management and eligible employees.

On July 1, 2025, the first batch of restricted shares was granted to eligible executives, with the transfer of ownership subject to vesting periods and to the other transfer restrictions set forth in the plan.

Executives participating in the New SOP (approved on December 29, 2023) opted to replace their stock option rights with the right to restricted shares as set forth in the 2025 Plan, subject to conditions approved by the Board of Directors.

The table below summarizes the restricted and performance stock programs under the 2017 Plan and the 2023 Plan, and the 2025 Plan (Hidrovias):

Company	Program	Grant date	Number of shares granted (Quantity)	Vesting period	Fair value of shares on the grant date (in R$)	Total exercisable grant costs, including taxes (in R$ thousands)	Accumulated recognized exercisable grant costs (in R$ thousands)	Unrecognized exercisable grant costs (in R$ thousands)
Ultrapar	Restricted	September 16, 2020	140,000	2026	23.03	5,464	(4,857)	607
Ultrapar	Restricted	September 22, 2021	1,000,000	2027	14.17	24,093	(18,616)	5,477
Ultrapar	Restricted	September 21, 2022	2,640,000	2032	12.98	64,048	(20,771)	43,277
Ultrapar	Restricted	December 7, 2022	1,500,000	2032	13.47	37,711	(11,631)	26,080
Ultrapar	Restricted	April 20, 2023	1,117,425	2026	14.50	30,418	(27,638)	2,780
Ultrapar	Performance	April 20, 2023	1,146,186	2026	14.50	31,466	(28,687)	2,779
Ultrapar	Restricted	September 20, 2023	3,700,000	2033	18.75	129,322	(30,220)	99,102
Ultrapar	Restricted	April 17, 2024	3,444,789	2027 to 2029	26.94	175,894	(72,459)	103,435
Ultrapar	Restricted	June 19, 2024	60,683	2027	21.47	2,468	(1,234)	1,234
Ultrapar	Restricted	October 1, 2024	1,295,000	2034	23.10	55,785	(6,973)	48,812
Ultrapar	Restricted	April 3, 2025	4,558,462	2027 to 2028	17.78	153,500	(31,076)	122,424
Ultrapar	Restricted	November 13, 2025	750,000	2035	22.84	32,430	(541)	31,889
			21,352,545			742,599	(254,703)	487,896
Hidrovias	Restricted	July 1, 2025	1,244,523	2028	3.55	4,961	(828)	4,133
			1,244,523			4,961	(828)	4,133

Ultrapar
Number of shares as of December 31, 2022	8,934,704
Shares granted during the year	6,930,871
Cancellation of granted shares due to termination of executive employment	(583,180)
Shares transferred (vesting)	(447,800)
Number of shares as of December 31, 2023	14,834,595
Shares granted during the year	5,061,396
Cancellation of granted shares due to termination of executive employment	(139,105)
Shares transferred (vesting)	(1,235,182)
Number of shares as of December 31, 2024	18,521,704
Ultrapar shares granted during the year	5,351,177
Cancellation of Ultrapar shares due to termination of executive	(209,432)
Ultrapar shares transferred (vesting)	(2,310,904)
Number of shares as of December 31, 2025	21,352,545

Hidrovias
Number of shares as of December 31, 2024	-
Hidrovias shares granted during the year	1,244,523
Number of shares as of December 31, 2025	1,244,523

The Company does not have shares that were not transferred after the period for transfer of the ownership of the shares. For the year ended December 31, 2025, an expense in the amount of R$ 142,814 was recognized in relation to the Plan (R$ 112,277 for the year ended December 31, 2024 and R$ 70,770 for the year ended December 31, 2023).

For all Ultrapar’s plans, settlements are made only with the delivery of treasury shares.